Other non-current liabilities and employee future benefits - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Upward adjustments / increase in provision	$ 373
Effect of movements in exchange rates	$ (102)	$ 24
Number of plans | plan	2
Actuarial assumption of medical cost trend rates
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Net defined benefit pension plan liability (asset)
Disclosure of net defined benefit liability (asset) [line items]
Settlements	$ 0	$ 0
Net defined benefit pension plan liability (asset) | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of liabilities settled		1
Settlements	$ (5,887)	$ (7,326)
Other current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Estimated future cash flows discounted percentage	2.96%	3.17%
Upward adjustments / increase in provision		$ 449
New additions to provision	$ 58	43
Effect of movements in exchange rates	(188)	40
Undiscounted amount of the estimated cash flows	$ 2,580	$ 2,337